Document and Entity Information	Sep. 16, 2022
Prospectus:
Document Type	497
Document Period End Date	Sep. 16, 2022
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 16, 2022
Document Effective Date	Sep. 16, 2022
Prospectus Date	Feb. 01, 2022
MassMutual Blue Chip Growth Fund | Class A
Prospectus:
Trading Symbol	MBCGX
MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MBCLX
MassMutual Blue Chip Growth Fund | Class R3
Prospectus:
Trading Symbol	MBCNX
MassMutual Blue Chip Growth Fund | Class R5
Prospectus:
Trading Symbol	MBCSX
MassMutual Blue Chip Growth Fund | Service Class
Prospectus:
Trading Symbol	MBCYX
MassMutual Blue Chip Growth Fund | Class I
Prospectus:
Trading Symbol	MBCZX
MassMutual Blue Chip Growth Fund | Class R4
Prospectus:
Trading Symbol	MBGFX